Mining interests - Versamet Transaction - Schedule of Gain (Loss) on Sale of Mining Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Gain on sale of mining interests (Note 9)	$ 56,115	$ 0
Versamet
Disclosure of detailed information about property, plant and equipment [line items]
Fair value of common shares received	81,433
Transaction costs	(1,500)
Net proceeds received	79,933
Value of royalties sold	31,317
Gain on sale of mining interests (Note 9)	48,616
Versamet | Kiaka Project
Disclosure of detailed information about property, plant and equipment [line items]
Value of royalties sold	18,488
Versamet | Mocoa Project
Disclosure of detailed information about property, plant and equipment [line items]
Value of royalties sold	10,230
Versamet | Toega Project
Disclosure of detailed information about property, plant and equipment [line items]
Value of royalties sold	$ 2,599